TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following changes will occur:

The following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Growth	TA JPMorgan Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP
TA International Moderate Growth	TA JPMorgan International Moderate Growth	Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

The following subaccounts are hereby added to the “Appendix - Designated Investment Options” as designated funds under the Retirement Income Max® rider.

TA AB Dynamic Allocation – Service Class

TA American Funds Managed Risk - Balanced – Service Class

TA BlackRock Global Allocation Managed Risk – Balanced – Service Class

TA BlackRock Smart Beta 50 – Service Class

TA JPMorgan Asset Allocation – Moderate – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2017

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated December 15, 2017

to the

Prospectus dated May 1, 2017

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2017

Effective on or about May 1, 2017, the following changes occurred for Huntington Landmark:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
Catalyst Dividend Capture VA Fund	Rational Dividend Capture VA Fund	Catalyst Dividend Capture VA Fund	Rational Dividend Capture VA Fund
Catalyst Insider Buying VA Fund	Rational Insider Buying VA Fund	Catalyst Insider Buying VA Fund	Rational Insider Buying VA Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2017

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2017

The additional Designated Investment Options noted in the Transamerica LandmarkSM Variable Annuity supplement dated, December 15, 2017, are not available to Landmark Select policyowners. Accordingly, effective on or about February 1, 2018, the following funds listed below will not be available as Designated Investment Options under any rider.

TA AB Dynamic Allocation – Service Class

TA American Funds Managed Risk - Balanced – Service Class

TA BlackRock Global Allocation Managed Risk – Balanced – Service Class

TA BlackRock Smart Beta 50 – Service Class

TA JPMorgan Asset Allocation – Moderate – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2017

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2017

The Designated Investment Options noted in the Transamerica LandmarkSM Variable Annuity supplement dated, December 15, 2017, are not available to Landmark Suntrust policyowners. Accordingly, effective on or about February 1, 2018, the following funds listed below will not be added to the “Appendix – Designated Investment Options” fund list.

TA AB Dynamic Allocation – Service Class

TA American Funds Managed Risk - Balanced – Service Class

TA BlackRock Global Allocation Managed Risk – Balanced – Service Class

TA BlackRock Smart Beta 50 – Service Class

TA JPMorgan Asset Allocation – Moderate – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2017